Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD

Accruals for operating expenses	547,661	668,029	494,342
Retention payable	45,423	193,647	143,299
Other payables	42,711	27,863	20,617
Total	635,795	889,539	658,258

9. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD

Accruals for operating expenses	475,510	547,661	405,269
Retention payable	45,423	45,423	33,613
Other payables	17,713	42,711	31,606
Total	538,646	635,795	470,488